Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation.
Share-Based Compensation

(19)              Share-Based Compensation

On December 28, 2006, the Company adopted the 2006 Stock Incentive Plan (the “Plan”).  The Plan provides for both the granting of stock options and other stock-based awards such as restricted shares to key employees, directors and consultants of the Company. The Plan was subsequently amended by the Company’s board of directors and shareholders to increase the number of ordinary shares that the Company is authorized to issue. The amendment did not change any other provisions of 2006 Stock Incentive Plan. As of December 31, 2011, the Company is authorized to issue under the 2006 Stock Incentive Plan 12,745,438 shares. Among these shares, up to 2,715,243 shares may be issued for the purposes of granting awards of unvested shares and up to 10,030,195 shares may be issued for the purpose of granting stock option.

Restricted shares

On January 19, 2007, the Company’s board of directors granted 2,576,060 unvested shares for the benefit of 68 participants, consisting of 1,576,300 unvested shares granted to eight directors and officers of Yingli Green Energy and Tianwei Yingli and 999,760 unvested shares granted to 60 other employees of the Company. The unvested shares have been placed in a trust, which is controlled and managed by the Company. The shares vest with continued employment and ratably in 20% increments over a five-year period, beginning on January 19, 2008, the first anniversary following the award grant date.  The unvested shares fully vest upon termination of service resulting from death or disability of the participant that is due to work-related reasons or upon a change of control in the Company.  For a period of six months after any shares are vested, the Company has the option to purchase all or part of the vested shares at the then fair market value.  Any vested shares that are not repurchased by the Company during the six-month period would be distributed to the participant.

Share-based compensation expense with respect to the unvested shares was measured based on the estimated fair value of the Company’s ordinary shares at the date of grant of US$4.96 and is recognized on a straight-line basis over the five-year period. The estimated fair value of the ordinary shares on the date of the above grant was determined by management with reference to the issuance price of the preferred shares since there was no existence of a public or active market of the Company’s ordinary shares and the preferred shares convert to ordinary shares on a one to one basis. Further, the estimated per ordinary share fair value of US$4.96 approximated the issuance price of the preferred shares of US$4.835 issued in December 2006 and January 2007, which was negotiated and agreed between the Company and a group of third party investors on an arm’s length basis.

In April, 2007, the Board of Directors of the Company approved the granting of 30,000 and 15,000 non-vested shares to one executive and one third-party consultant, respectively. Share-based compensation expense with respect to the unvested shares granted to the employee was measured based on the estimated stock issuance price of the Company’s IPO of US$11 at the date of grant and is recognized on a straight-line basis over the five-year period.  The Company granted unvested shares to the consultant in exchange for certain services to be provided.  The Company accounts for equity instrument issued to non-employee vendors in accordance with the provisions of FASB ASC Topic 505-50, Equity-based Payments to Non-employees (“ASC Topic 505-50”) under the fair value method.  The measurement date of the fair value of the equity instrument issued is the date on which the consultant’s performance is completed.  Prior to the measurement date, the equity instruments are measured at their then-current fair values at each of the reporting dates.  Share-based expense recognized over the service period is adjusted to reflect changes in the fair value of the Company’s ordinary shares between the reporting periods up to the measurement date.

A summary of the non-vested restricted share activity for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Number of Non- vested Shares	Grant date Weighted Average Fair Value
Outstanding as of December 31, 2008	2,096,848	US$	5.22
Granted	24,000	US$	3.89
Vested	(530,212)	US$	5.24
Forfeited	(31,344)	US$	9.59
Outstanding as of December 31, 2009	1,559,292	US$	5.10
Vested	(527,764)	US$	4.97
Outstanding as of December 31, 2010	1,031,528	US$	5.00
Granted	20,000	US$	5.95
Vested	(525,764)	US$	5.02
Forfeited	(2,448)	US$	4.96
Outstanding as of December 31, 2011	523,316	US$	5.02

The total fair value of the restricted shares vested for the years ended December 31, 2009, 2010 and 2011 is US$2,778, US$2,623 and US$2,639, respectively.

The amount of compensation cost recognized for restricted shares for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Cost of revenues	1,113	1,103	1,047	166
Selling expenses	724	717	612	97
General and administrative expenses	16,712	15,206	14,606	2,321
Research and development expenses	205	225	192	30
Total compensation cost recognized for restricted shares	18,754	17,251	16,457	2,614

Stock options

A summary of stock options activity for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Number of Stock options	Weighted Average exercise price		Weighted Average remaining contractual term	Aggregate intrinsic Value
Outstanding as of December 31, 2008	4,363,213	US$	10.32
Granted	503,000	US$	6.65
Exercised	(159,417)	US$	4.16		US$	(1,857)
Forfeited	(147,557)	US$	7.16
Outstanding as of December 31, 2009	4,559,239	US$	10.23
Granted	426,500	US$	11.63
Exercised	(139,200)	US$	4.28		US$	(780)
Forfeited	(33,652)	US$	3.18
Outstanding as of December 31, 2010	4,812,887	US$	10.58
Granted	4,030,306	US$	5.19
Exercised	(25,250)	US$	3.66		US$	(4)
Forfeited or cancelled	(2,993,837)	US$	14.95
Outstanding as of December 31, 2011	5,824,106	US$	4.63	7.21 years	US$	1,427
Vested and expected to vest as of December 31, 2011	5,824,106	US$	4.63	7.21 years	US$	1,427
Exercisable as of December 31, 2011	2,566,125	US$	4.56	6.68 years	US$	1,234

The weighted average option fair value of US$4.51 per share or an aggregate of US$2,271 on the date of grant during the year ended December 31, 2009, the weighted average option fair value of US$7.70 per share or an aggregate of US$3,284 on the date of grant during the year ended December 31, 2010 and the weighted average option fair value of US$2.47 per share or an aggregate of US$9,938 on the date of grant during the year ended December 31, 2011 were determined based on the Black-Scholes option pricing model, using the following weighted average assumptions :

	Year ended December 31,
	2009	2010	2011

Expected volatility	73%	73%	94%
Expected dividends yield	0%	0%	0%
Expected term	5.96 years	6.20 years	6.07 years
Risk-free interest rate (per annum)	3.58%	2.10%	1.74%
Estimated fair value of underlying ordinary shares (per share)	US$4.51	US$7.70	US$6.72

Prior to 2011, the Company does not have a sufficient historical transaction data to calculate the volatility following its IPO. The expected volatility was based on historical volatilities of comparable publicly traded companies engaged in similar industry.  Starting in 2011, the Company’s calculation of expected volatility was based on the historical volatility of the Company’s stock price. Other computational methodologies and assumptions remained unchanged.

The total fair value of the stock options vested for the years ended December 31, 2009, 2010 and 2011 is US$ 7,628, and US$7,834 and US$2,586, respectively.

In November 2011, the Company reduced the exercise price and extended the vesting periods of 2,811,306 share options held by employees and management. The total incremental fair value related to the modification amounted to US$1,749, which was calculated based on the excess of the fair value of the modified share options over the fair value of the original share options at the date of the modification. The Company has separately accounted for the incremental fair value and recognizes the incremental fair value as share-based compensation expense over the period from the modification date to the date when the modified share option vest, with the unamortized compensation cost from original award recognized over the remainder of the original vesting period.  The modified share options were included in the number of share options forfeited or cancelled and number of share options granted for the year ended December 31, 2011.

The Company accounts for stock options in accordance with ASC Topic 718, by recognizing compensation cost based on the grant-date fair value over the period during which an employee is required to provide service in exchange for the award.  No income tax benefit was recognized in the statements of operations for these share options as such compensation expenses are not deductible for PRC tax purposes.  The amount of compensation cost recognized for stock options for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Cost of revenues	2,562	3,236	5,128	815
Selling expenses	8,839	9,672	9,212	1,464
General and administrative expenses	44,157	42,152	39,104	6,212
Research and development expenses	1,715	2,442	3,957	629
Total compensation cost recognized for stock options	57,273	57,502	57,401	9,120

As of December 31, 2011, US$11,060 of unrecognized compensation expense related to stock options and unvested shares are expected to be recognized over a weighted average period of approximately 1.41 years.